UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05037

Professionally Managed Portfolios - The Perkins Discovery Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee WI 	53202
(Address of principal executive offices)	(Zip Code)

Eric W. Falkeis
Professionally Managed Portfolios
"615 E Michigan, 2nd Floor"
"Milwaukee, WI 53202"
(Name and address of agent for service)

"Registrant's telephone number, including area code:  (414) 765-5301"

Date of fiscal year end:  March 31

"Date of reporting period: June 30, 2012"

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder
(17 CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget
(OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s3507.





Company Name				Meeting Date	CUSIP		Ticker
Appliance Recycling Centers of Amer	5/10/2012	03814F-20-5	ARCI

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Edward R. Cameron	Issuer
For	For	Director-Duane S. Carlson 	Issuer
For	For	Director-Stanley Goldberg	Issuer
For	For	Director-Steve Lowenthal	Issuer
For	For	Director-Dean R. Pickerell	Issuer
For	For	To ratify the appointment of
		Baker Till Virchow Krause as
		the Company's independent
		registered public accounting
		firm for fiscal 2012		Issuer

Company Name				Meeting Date	CUSIP		Ticker
Actuant Corporation			5/23/2012	00508B-10-2	BIRT

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Peter I. Cittadini	Issuer
For	For	Director-Kenneth E. Marshall	Issuer
For	For	Director-Nicolas C. Nierenberg	Issuer
For	For	Director-Arthur C. Patterson	Issuer
For	For	Director-Steven D. Whiteman	Issuer
For	For	Director-Raymond L. Ocampo Jr.	Issuer
For	For	Director-Timothy B. Yeaton	Issuer
For	For	To ratify the appointment of	Issuer
		Grant Thornton LLP as the
		company's independent
		registered public accounting
		firm for the fiscal year
		ending December 31 2012.
For	For	Say on Pay - an advisory	Issuer
		vote on the approval of
		executive compensation.


Company Name				Meeting Date	CUSIP		Ticker
Coleman Cable				5/1/2012	193459-30-2	CCIX

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-David Bistricer	Issuer
For	For	Director-Dennis J. Martin	Issuer
For	For	Director-Denis E. Springer	Issuer
For	For	To ratify the appointment of	Issuer
		Deloitte & Touche LLP as
		independent auditors of the
		company for its fiscal year
		ending December 31 2012.


Company Name				Meeting Date	CUSIP		Ticker
Cardiome Pharma Corp			6/11/2012	14159U-20-2	CRME

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Robert W. Rieder	Issuer
For	For	Director-Peter W. Roberts	Issuer
For	For	Director-Harold H. Shlevin	Issuer
For	For	Director-Richard M. Glockman	Issuer
For	For	Director-Douglas G. Janzen	Issuer
For	For	Director-William L. Hunter	Issuer
For	For	Appointment of KPMG LLP as	Issuer
		auditors of the corporation
		for the ensuing year and
		authorizing the directors
		to fix their remuneration.


Company Name				Meeting Date	CUSIP		Ticker
Computer Task Group			5/9/2012	205477-10-2	CTGX

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-John M. Palms		Issuer
For	For	Director-Daniel J. Sullivan	Issuer
For	For	To approve in an advisory and	Issuer
		non-binding vote the
		compensation of the company's
		named executive officers.
For	For	To consider and act upon a	Issuer
		proposal to approve and ratify
		an amendment to the company's
		first employee stock purchase
		plan to increase the number of
		shares of the company's common
		stock authorized for purchase
		"under such plan by 250,000"
		shares.


Company Name				Meeting Date	CUSIP		Ticker
Famous Daves of America			5/1/2012	307068-10-6	DAVE

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Christopher O'Donnell	Issuer
For	For	Director-Dean A. Riesen		Issuer
For	For	Director-Wallace B. Doolin	Issuer
For	For	Director-John Gilbert III	Issuer
For	For	Director-Lisa A. Kro		Issuer
For	For	Director-Richard L. Monfort	Issuer
For	For	To ratify the appointment of	Issuer
		Grant Thornton LLP independent
		registered public accounting
		firm as independent auditors
		of the company for fiscal 2012


Company Name				Meeting Date	CUSIP		Ticker
Datalink Corporation			5/10/2012	237934-10-4	DTLK

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Brent G. Blackey	Issuer
For	For	Director-Paul F. Lidsky	Issuer
For	For	Director-Margaret A. Loftus	Issuer
For	For	Director-Greg R. Meland	Issuer
For	For	Director-J. Patrick O'Halloran	Issuer
For	For	Director-James E. Ousley	Issuer
For	For	Director-Robert M. Price	Issuer
For	For	Advisory vote to approve	Issuer
		executive officer compensation
For	For	Advisory vote on the frequency	Issuer
		of the advisory vote to approve
		executive officer compensation
For	For	To amend the DataLink 2011	Issuer
		incentive compensation plan
		to increase the number of
		shares of common stock that
		may be issued pursuant to
		"awards thereunder from 1,053,943"
		"to 1,553,943 shares."
For	For	"To ratify McGladrey & Pullen,"	Issuer
		LLP as DataLink Corporation's
		independent registred public
		accounting firm.




Company Name				Meeting Date	CUSIP		Ticker
Dyadic International			6/13/2012	26745T-10-1	DYAI

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Frank P. Gerard	Issuer
For	For	Director-Stephen J. Warner	Issuer
For	For	To ratify the appointment of	Issuer
		"Mayer Hoffman McCann, P.C."
		"Goldstein Lewin Division,"
		as the independent registered
		public accounting firm for the
		"year ending December 31, 2012"


Company Name				Meeting Date	CUSIP		Ticker
Echo Global Logistics			6/20/2012	27875T-10-1	ECHO

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Samuel K. Skinner	Issuer
For	For	Director-Douglas R. Waggoner	Issuer
For	For	Director-John R. Walter		Issuer
For	For	Director-John F. Sandner	Issuer
For	For	Director-Eric P. Lefkofsky	Issuer
For	For	Director-Bradley A. Keywell	Issuer
For	For	Director-Matthew Ferguson	Issuer
For	For	Ratification of appointment of	Issuer
		"Ernst & Young LLP, as our"
		independent registered public
		accounting firm for 2012
For	For	Amendment and restatement of	Issuer
		the 2008 Stock Incentive plan


Company Name				Meeting Date	CUSIP		Ticker
EDAP TMS				6/25/2012	268311-10-7	EDAP

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Reading of the BODs' report on	Issuer
		"the activity, the situation &"
		financial statements of
		company relating to fiscal
		"year ended December 31st, 2011"
		Reading of board of directors'
		special report; Reading of
		statutory auditor's report
		relating to
For	For	Allocation of the loss for	Issuer
		the fiscal year ended
		December 31 2011
For	For	Reading and approval of the	Issuer
		special report of the
		statutory auditor on the
		agreements referred to in
		article l.225-38 of the
		French commercial code
		approval of the agreements
		as mentioned in the report
For	For	Determination of attendance	Issuer
		fees to be allocated to
		the board of directors
For	For	Appointment of a new statutory	Issuer
		auditor and a new alternate
		statutory auditor
For	For	Appointment of Mr. Marc	Issuer
		Oczachowski as member of the
		board of directors
For	For	Amendment of article 32 of	Issuer
		the company's by-laws
Against	Against	Determination of the total	Issuer
		maximum amount applicable to
		the delegations of authority
		granted to the BOD to
		increase the share capital
Against	Against	Delegation of authority to	Issuer
		be granted to the BOD to
		increase the share capital
		"by issuance of shares, with"
		cancellation of shareholders'
		preferential subscription
		"rights, reserved for holders"
		of the bonds issued by the
		company on January 25
Against	Against	Delegation of authority to	Issuer
		be granted to the BOD to
		increase the share capital
		by issuance of shares or
		other securities giving
		access to the companys share
		capital or giving rights to
		debt securities issued by the
		"company, with preferential subs"
Against	Against	Delegation of authority to	Issuer
		be granted to the BOD to
		increase the share capital
		by issuance of shares or other
		securities giving access to
		the companys share capital
		or giving rights to debt
		securities issued by the
		company with cancellation
Against	Against	Delegation of authority to	Issuer
		be granted to the BOD to
		increase the share capital
		by issuance of shares or
		other securities giving
		access to the companys share
		capital with cancellation of
		shareholders preferential
		subscription rights in favor of
Against	Against	Delegation of authority to	Issuer
		be granted to the BOD to
		increase the share capital
		by issuance of shares or other
		securities giving access to
		the companys share capital
		with cancellation of
		shareholders preferential
		subscription rights
Against	Against	Delegation of authority to	Issuer
		be granted to the BOD to
		increase the share capital
		by issuance of shares or
		other securities giving
		access to the companys share
		capital with cancellation
		of shareholders preferential
		subscription rights
Against	For	Delegation of authority to	Issuer
		allow the BOD to increase
		"the share capital, by"
		issuance of shares or other
		securities giving access to
		the company's share capital
		with cancellation of
		shareholders preferential
	 	subscription rights


Company Name				Meeting Date	CUSIP		Ticker
InfuSystem Holdings			5/25/2012	45685K-10-2	INFU

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-John Climaco		Issuer
For	For	Director-David Dreyer		Issuer
For	For	Director-Charles Gillman	Issuer
For	For	Director-Ryan Morris		Issuer
For	For	Director-Dilip Singh		Issuer
For	For	Director-Joseph Whitters	Issuer
For	For	Director-Wayne Yetter		Issuer
For	For	Ratification of the		Issuer
		appointment of Deloitte &
		Touche LLP as the registered
		independent public accounting
		firm for the fiscal year
		ending December 31 2012


Company Name				Meeting Date	CUSIP		Ticker
IntegraMed America			6/5/2012	45810N-30-2	INMD

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Jay Higham		Issuer
For	For	Director-Gerardo Canet		Issuer
For	For	Director-Michael C. Howe	Issuer
For	For	Director-Lawrence J. Stuesser	Issuer
For	For	Director-Elizabeth E. Tallett	Issuer
For	For	"Director-Y.S. Thornton, M.D."	Issuer
For	For	To ratify the appointment of	Issuer
		Eisneramper LLP as the companys
		independent registered public
		accounting firm for 2012.
For	For	To approve on an advisory basis	Issuer
		the compensation of the companys
		named executive officers


Company Name				Meeting Date	CUSIP		Ticker
Innerworkings				6/21/2012	45773Y-10-5	INWK

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Eric D. Belcher	Issuer
For	For	Director-Jack M. Greenberg	Issuer
For	For	Director-Linda S. Wolf	Issuer
For	For	Director-Eric P. Lefkofsky	Issuer
For	For	Director-Charles K. Bobrinskoy	Issuer
For	For	Director-J Patrick Gallagher Jr	Issuer
For	For	Director-David Fisher	Issuer
For	For	Ratification of appointment of	Issuer
		"Ernest & Young LLP, as our"
		independent registered public
		accounting firm for 2012
For	For	Approval of the amendment and	Issuer
		restatement of the 2006 stock
		incentive plan


Company Name				Meeting Date	CUSIP		Ticker
Insignia Systems Inc.			5/23/2012	45765Y-10-5	ISIG

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Donald J. Kramer	Issuer
For	For	Director-David L. Boehnen	Issuer
For	For	Director-Peter V. Derycz	Issuer
For	For	Director-Scott F. Drill		Issuer
For	For	Director-Reid V. MacDonald	Issuer
For	For	Director-Gordon F. Stofer	Issuer
For	For	To approve an amendment to the	Issuer
		companys 2003 Incentive Stock
		Option Plan to increase the
		number of shares reserved for
		issuance under the plan from
		"3,175,000 to 3,675,000 shares"
For	For	To approve an amendment to the	Issuer
		companys Employee Stock Purchase
		Plan to increase the number of
		shares reserved for issuance
		"under the plan from 1,200,000"
		"to 1,400,000 shares"
For	For	To ratify the appointment of	Issuer
		"Baker Tilly Virchow Krause, LLP"
		as the independent registered
		public accounting firm the for
		the fiscal year ending
		December 31 2012
For	For	To approve by non-binding	Issuer
		vote the Companys executive
		compensation


Company Name				Meeting Date	CUSIP		Ticker
Lakes Entertainment			6/15/2012	51206P-10-9	LACO

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Lyle Berman		Issuer
For	For	Director-Timothy J. Cope	Issuer
For	For	Director-Neil I. Sell		Issuer
For	For	Director-Ray M. Moberg		Issuer
For	For	Director-Larry C. Barenbaum	Issuer
For	For	Director-Richard D. White	Issuer
For	For	The approval of an amendment to	Issuer
		the Articles of Incorporation
		relating to gaming authority
		requirements of shareholders
		and our right to redeem the
		shares of disqualified holders
For	For	The ratification of the		Issuer
		appointment of Piercy Bowler
		"Taylor & Kern, certified public"
		"accountants, as our independent"
		registered public accounting
		firm for the 2012 fiscal year
For	For	The transaction of any other	Issuer
		business as may properly come
		before the annual meeting or
		any adjournments or
		postponements of the annual
		meeting


Company Name				Meeting Date	CUSIP		Ticker
Lincoln Educational Svcs Corp		5/1/2012	533535-10-0	LINC

			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director-Alvin O. Austin	Issuer
For	For	Director-Peter S. Burgess	Issuer
For	For	Director-James J. Burke Jr	Issuer
For	For	Director-Celia H. Currin	Issuer
For	For	Director-Paul E. Glaske		Issuer
For	For	Director-Charles F. Kalmbach	Issuer
For	For	Director-Shaun E. McAlmont	Issuer
For	For	Director-Alexis P. Michas	Issuer
For	For	Director-J Barry Morrow		Issuer
For	For	Advisory vote to approve	Issuer
		named executive officer
		compensation
For	For	Ratification of the		Issuer
		appointment of Deloitte &
		Touche LLP to serve as our
		independent registered public
		accounting firm for the
		fiscal year ending
		December 31 2012


Company Name				Meeting Date	CUSIP		Ticker
Met Health Networks			6/12/2012	592142-10-3	MDF

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Michael M. Earley	Issuer
For	For	Director-Arthur D. Kowaloff	Issuer
For	For	Director-Michael E. Cahr	Issuer
For	For	Director-Casey L. Gunnell	Issuer
For	For	Director-Richard A. Franco Sr	Issuer
For	For	Director-Mark D. Stolper	Issuer
For	For	Director-John S. Watts Jr	Issuer
For	For	To approve and ratify the	Issuer
		appointment of Grant Thornton
		LLP as independent registered
		public accounting firm of the
		company for the fiscal year
		ending December 31 2012
For	For	To approve on an advisory basis	Issuer
		the compensation of the
		companys named executive
		officers as disclosed in the
		proxy statement


Company Name				Meeting Date	CUSIP		Ticker
Medtox Scientific Inc.			5/21/2012	584977-20-1	MTOX

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Samuel C. Powell	Issuer
For	For	Director-Robert A. Rudell	Issuer
For	For	To ratify the appointment of	Issuer
		Deloitte & Touche LLP as the
		company's independent
		registered public accounting
		firm for 2012.



Company Name				Meeting Date	CUSIP		Ticker
Inventure Foods Inc			5/16/2012	461214-10-8	SNAK

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Ashton D. Asensio	Issuer
For	For	Director-Macon Bryce Edmonson	Issuer
For	For	Director-Mark S. Howells	Issuer
For	For	Director-Ronald C. Kesselman	Issuer
For	For	Director-Larry R. Polhill	Issuer
For	For	Director-Itzhak Reichman	Issuer
For	For	Director-Terry McDaniel		Issuer
For	For	Ratify selection of Moss Adams	Issuer
		LLP as independent public
		accountants


Company Name				Meeting Date	CUSIP		Ticker
US Physical Therapy Inc			5/15/2012	90337L-10-8	USPH

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Jerald L. Pullins	Issuer
For	For	Director-Christopher J. Reading	Issuer
For	For	Director-Lawrence W. McAfee	Issuer
For	For	Director-Daniel C. Arnold	Issuer
For	For	Director-Mark J. Brookner	Issuer
For	For	Director-Harry S. Chapman	Issuer
For	For	Director-Bernard A. Harris Jr	Issuer
For	For	Director-Marlin W. Johnston	Issuer
For	For	Director-Reginald E. Swanson	Issuer
For	For	Director-Clayton K. Trier	Issuer
For	For	Advisory vote to approve named	Issuer
		executive officer compensation
For	For	Ratification of the appointment	Issuer
		of Grant Thornton LLP as our
		independent registered public
		accounting firm for 2012


Company Name				Meeting Date	CUSIP		Ticker
Augme Technologies Inc			11/1/2011	051057-10-7	AUGT

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Class I Director: Ivan Braiker	Issuer
For	For	Approval of the amendment to	Issuer
		the Augme Technologies Inc
		2010 incentive stock plan
For	For	Ratification and approval of	Issuer
		the amendment to the amended
		and restated certificate of
		incorporation increasing the
		number of authorized shares of
		"common stock to 250,000,000"
For	For	Approval of the amendment to	Issuer
		the amended and restated
		certificate of incorporation
		eliminating the staggered
		board requirement


Company Name				Meeting Date	CUSIP		Ticker
Cardiovascular Systems			10/25/2011	141619-10-6	CSII

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Geoffrey O Hartzler MD	Issuer
For	For	Director-David L. Martin	Issuer
For	For	Director-Glen D. Nelson MD	Issuer
For	For	To ratify the appointment of	Issuer
		Pricewaterhousecoopers LLP as
		the independent registered
		public accounting firm of the
		company for its fiscal year
		ending June 30 2012
For	For	Proposal to cast a non-binding	Issuer
		vote on the compensation of our
		named executive officers
Against	Against	Proposal to cast a non-binding	Issuer
		advisory vote on the frequency
		of advisory votes on the
		compensation of our named
		executive officers


Company Name				Meeting Date	CUSIP		Ticker
Diamond Foods Inc			10/27/2011	252603-10-5	DMND

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	A proposal to approve the	Issuer
		issuance of Diamond common
		stock in connection with a
		merger of the Pringles
		Business of P&G with a
		wholly-owned subsidiary
		of Diamond.
For	For	Subject to the approval of the	Issuer
		"first proposal, a proposal to"
		approve the adoption of the
		certificate of amendment to
		Diamonds certificate of
		incorporation to increase the
		authorized number of shares of
		Diamond common stock
For	For	A proposal to approve	Issuer
		adjournments or postponements
		"of the special meeting, if"
		"necessary, to permit further"
		solicitation of proxies if
		there are not sufficient votes
		at the time of the special
		meeting to approve the
		issuance of Diamond Common
		Stock in conn
For	For	Subject to the approval of the	Issuer
		"first proposal, a proposal to"
		approve the adoption of the
		2011 International Stock
		Purchase plan


Company Name				Meeting Date	CUSIP		Ticker
Multiband Corporation			8/17/2011	62544X-20-9	MBND

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Steven Bell		Issuer
For	For	Director-Frank Bennett		Issuer
For	For	Director-Jonathan Dodge		Issuer
For	For	Director-Eugene Harris		Issuer
For	For	Director-James Mandel		Issuer
For	For	Director-Donald Miller		Issuer
For	For	Director-Peter Pitsch		Issuer
For	For	To ratify the election		Issuer
		of Baker Tilly Virchow
		"Krause, LLP, independent"
		registered public
		accounting firm of the
		company for fiscal year 2010


Company Name				Meeting Date	CUSIP		Ticker
NetScout Systems Inc			9/7/2011	64115T-10-4	NTCT

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Joseph G. Hadzima Jr	Issuer
For	For	Director-Stephen G. Pearse	Issuer
For	For	To ratify the selection of	Issuer
		PricewaterHouseCoopers LLP to
		serve as our independent
		registered public accounting
		firm for the fiscal year
		ending March 31 2012
For	For	To approve certain amendments	Issuer
		"to, and the increase of"
		"8,000,000 shares authorized for"
		issuance under the NetScout
		Systems Inc 2007 Equity
		Incentive Plan
For	For	To approve our 2011 Employee	Issuer
		Stock Purchase Plan
For	For	To approve on an advisory basis	Issuer
		the compensation of our named
		executive officers as disclosed
		in this proxy statement in
		accordance with securities
		exchange commission rules
Abstain	Against	To indicate on an advisory 	Issuer
		basis the preferred frequency
		of stockholder advisory votes
		on the compensation of our
		named executive officers


Company Name				Meeting Date	CUSIP		Ticker
Oculus Innovative Sciences		9/12/2011	67575P-10-8	OCLS

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Richard Conley	Issuer
For	For	Director-Gregory French	Issuer
For	For	To approve the adoption of the	Issuer
		companys 2011 stock incentive
		plan
For	For	To ratify the appointment of	Issuer
		Marcum LLP as the companys
		independent registered public
		accounting firm for the fiscal
		year ending March 31 2012
For	For	In their discretion the proxies	Issuer
		are authorized to vote upon
		such other business as may
		properly come before the
		meeting or any postponement
		or adjournment thereof


Company Name				Meeting Date	CUSIP		Ticker
ePlus Inc.				9/13/2011	294268-10-7	PLUS

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Phillip G. Norton	Issuer
For	For	Director-Bruce M. Bowen		Issuer
For	For	Director-C. Thomas Faulders III	Issuer
For	For	Director-Terrence O'Donnell	Issuer
For	For	Director-Lawrence S. Herman	Issuer
For	For	Director-Milton E. Cooper Jr	Issuer
For	For	Director-John E. Callies	Issuer
For	For	Director-Eric D. Hovde		Issuer
For	For	Approve performance goals	Issuer
		within executive incentive plan
For	For	Say on Pay an advisory vote on	Issuer
		the approval of executive
		compensation
For	Against	Say when on pay an advisory	Issuer
		vote on the frequency of
		advisory vote on executive
		compensation.
For	For	Proposal to ratify independent	Issuer
		public accounting firm for 2012


Company Name				Meeting Date	CUSIP		Ticker
Uroplasty Inc.				9/14/2011	917277-20-4	UPI

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Sven A. Wehrwein	Issuer
For	For	Director-R. Patrick Maxwell	Issuer
For	For	Director-Robert E. Kill		Issuer
For	For	Ratification of Grant Thornton	Issuer
		LLP as independent registered
		certified public auditors.
For	For	The undersigned authorizes the	Issuer
		proxies in their discretion to
		vote upon such other business
		as may properly come before
		the meeting.


Company Name				Meeting Date	CUSIP		Ticker
Ebix Inc				12/2/2011	278715-20-6	EBIX

						Proposed by Issuer
Vote	MRV	Proposal			or Security Holder
For	For	Director-Hans U. Benz		Issuer
For	For	Director-Pavan Bhalla		Issuer
For	For	Director-Neil D. Ecker		Issuer
For	For	Director-Rolf Herter		Issuer
For	For	Director-Hans Ueli Keller	Issuer
For	For	Director-Robin Raina		Issuer
For	For	Ratify the appointment of	Issuer
		Cherry Bekaert & Holland LLP
		as our independent registered
		public accounting firm for
		the year ending
		December 31 2011
For	For	To provide an advisory vote	Issuer
		on the compensation of the
		companys named executive
		officers.
For1Yr	For1Yr	Executive compensation		Issuer
		frequency shareholder vote